Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 220,413	$ 206,210
Accounts receivable, net of allowance of $1,538 and $1,290, respectively	147,880	125,746
Net investment in finance leases, net of allowance of $176 and $100, respectively	126,962	113,048
Container leaseback financing receivable, net of allowance of $48 and $38, respectively	52,165	30,317
Trading containers	4,973	12,740
Containers held for sale	14,639	7,007
Prepaid expenses and other current assets	14,982	14,184
Due from affiliates, net	2,592	2,376
Total current assets	584,606	511,628
Restricted cash	91,727	76,362
Marketable securities	2,744	2,866
Containers, net of accumulated depreciation of $1,951,211 and $1,851,664, respectively	4,572,263	4,731,878
Net investment in finance leases, net of allowance of $857 and $643, respectively	1,725,671	1,693,042
Container leaseback financing receivable, net of allowance of $66 and $75, respectively	798,903	323,830
Derivative instruments	103,787	12,278
Deferred taxes	1,063	1,073
Other assets	14,763	14,487
Total assets	7,895,527	7,367,444
Current liabilities:
Accounts payable and accrued expenses	32,617	22,111
Container contracts payable	144,572	140,968
Other liabilities	5,007	4,895
Due to container investors, net	20,007	17,985
Debt, net of unamortized costs of $8,286 and $8,624, respectively	416,319	380,207
Total current liabilities	618,522	566,166
Debt, net of unamortized costs of $27,152 and $32,019, respectively	5,290,744	4,960,313
Derivative instruments	253	2,139
Income tax payable	11,253	10,747
Deferred taxes	11,625	7,589
Other liabilities	36,328	39,236
Total liabilities	5,968,725	5,586,190
Shareholders' Equity:
Cumulative redeemable perpetual preferred shares, $0.01 par value, $25,000 liquidation preference per share. Authorized 10,000,000 shares; 12,000 shares issued and outstanding (equivalent to 12,000,000 depositary shares at $25.00 liquidation preference per depositary share)	300,000	300,000
Common shares, $0.01 par value. Authorized 140,000,000 shares; 59,686,461 shares issued and 46,639,098 shares outstanding at 2022; 59,503,710 shares issued and 48,831,855 shares outstanding at 2021	597	595
Treasury shares, at cost, 13,047,363 and 10,671,855 shares, respectively	(240,062)	(158,459)
Additional paid-in capital	436,420	428,945
Accumulated other comprehensive income	101,987	9,750
Retained earnings	1,327,860	1,200,423
Total shareholders’ equity	1,926,802	1,781,254
Total liabilities and shareholders' equity	$ 7,895,527	$ 7,367,444